Document And Entity Information	12 Months Ended
Oct. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0001816172
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--10-31
Document Period End Date	Oct. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40405
Entity Registrant Name	Jiuzi Holdings Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No.168 Qianjiang Nongchang Gengwen Road
Entity Address, Address Line Two	15th Floor
Entity Address, Address Line Three	Economic and Technological Development Zone
Entity Address, City or Town	Hangzhou City
Entity Address, Postal Zip Code	310000
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value $0.00195 per share
Trading Symbol	JZXN
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	11,011,389
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Jiuzi Holdings, Inc. (the “Company”) as of October 31, 2024 and 2023, the related consolidated statements of income and comprehensive income, changes in shareholders’ equity, and cash flows for the years ended October 31, 2024 and 2023, and the related notes to the consolidated financial statements and schedule (collectively, the financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of October 31, 2024 and 2023, and the result of its operations and its cash flows for the years ended October 31, 2024 and 2023, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	No.168 Qianjiang Nongchang Gengwen Road
Entity Address, Address Line Two	15th Floor
Entity Address, Address Line Three	Economic and Technological Development Zone
Entity Address, City or Town	Hangzhou City
Entity Address, Postal Zip Code	310000
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	0571-82651956
Contact Personnel Name	Tao Li